1
Gabelli Financial Services Opportunities ETF
Schedule of Investments — March 31, 2023 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Asset Management – 2.8%
1,100
Affiliated Managers Group Inc. ...............
$ 156,662
Banking – 10.6%
4,000
Bank of America Corp. ............................
114,400
150
Capital One Financial Corp. ....................
14,424
500
Citizens Financial Group Inc. ..................
15,185
300
First Citizens BancShares Inc., Cl. A ......
291,930
1,000
State Street Corp. ...................................
75,690
2,000
The Bank of New York Mellon Corp. .......
90,880
602,509
Computer Software and Services – 6.1%
400
FactSet Research Systems Inc. ..............
166,036
1,600
Fiserv Inc.† .............................................
180,848
346,884
Financial Services – 73.6%
1,600
American Express Co. ............................
263,920
2,750
Apollo Global Management Inc. ..............
173,690
1,450
Berkshire Hathaway Inc., Cl. B† .............
447,716
2,900
Blackstone Inc. .......................................
254,736
22,500
Blue Owl Capital Inc. ..............................
249,300
2,500
Cohen & Steers Inc. ................................
159,900
5,000
Compass Diversified Holdings ................
95,400
1,000
Federated Hermes Inc. ...........................
40,140
2,000
Focus Financial Partners Inc., Cl. A† .....
103,740
3,300
Interactive Brokers Group Inc., Cl. A ......
272,448
1,500
JPMorgan Chase & Co. ..........................
195,465
100
KKR & Co. Inc. ........................................
5,252
100
Markel Corp.† .........................................
127,741
600
Moody's Corp. .........................................
183,612
1,600
Morgan Stanley ......................................
140,480
3,700
Owl Rock Capital Corp. ..........................
46,657
250
PayPal Holdings Inc.† .............................
18,985
15,000
Paysafe Ltd.† ..........................................
259,050
100
Prudential Financial Inc. .........................
8,274
525
S&P Global Inc. ......................................
181,004
22,250
Sculptor Capital Management Inc. ..........
191,573
8,500
Silvercrest Asset Management Group
Inc., Cl. A ............................................
154,530
650
Starwood Property Trust Inc., REIT ........
11,499
400
Stifel Financial Corp. ...............................
23,636
1,100
T Rowe Price Group Inc. ........................
124,190
3,500
The Charles Schwab Corp. .....................
183,330
50
Visa Inc., Cl. A ........................................
11,273
2,300
W R Berkley Corp. ..................................
143,198
3,000
Wells Fargo & Co. ...................................
112,140
4,182,879
Shares Market Value
Leasing – 6.9%
14,000
FTAI Aviation Ltd. ....................................
$ 391,440
TOTAL INVESTMENTS — 100.0%
(cost $5,322,733) ....................................
$ 5,680,374
† Non-income producing security.
REIT Real Estate Investment Trust